Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share Abstract [Abstract]
Disclosure Of Earnings Per Share Explanatory

36. Earnings per Share

36.1 Basic Earnings Per Share

Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2015, 2016 and 2017.

Weighted average number of ordinary shares outstanding:

	2015	2016	2017
	(In number of shares)
Beginning (A)	386,351,693	386,351,693	418,111,537
Issue of ordinary shares related to business combination (B)	—	6,421,389	—
Acquisition of treasury shares (C)	—	(9,153,437)	(21,618,520)
Sales of treasury shares (D)	—	—	2,231,945

Weighted average number of ordinary shares outstanding (E=A+B+C+D)	386,351,693	383,619,645	398,724,962

Basic earnings per share:

	2015		2016		2017
	(in Korean won and in number of shares)
Profit attributable to ordinary shares (F)	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Weighted average number of ordinary shares outstanding (G)		386,351,693		383,619,645		398,724,962
Basic earnings per share (H = F / G)	￦	4,396	￦	5,588	￦	8,305

36.2 Diluted Earnings per Share

Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include stock grants.

A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group’s outstanding shares for the period) based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.

Adjusted profit for diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In Korean won)
Profit attributable to ordinary shares	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Adjustment		—		—		—

Adjusted profit for diluted earnings	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015	2016	2017
	(in number of shares)
Weighted average number of ordinary shares outstanding	386,351,693	383,619,645	398,724,962
Adjustment:
Stock grants	1,741,558	2,013,044	2,319,533
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	388,093,251	385,632,689	401,044,495

Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		388,093,251		385,632,689		401,044,495
Diluted earnings per share	￦	4,376	￦	5,559	￦	8,257